Risks and concentration (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of credit risk | Accounts receivable | Customer A
Risks and concentration
Concentration risk, percentage	97.00%
Customer concentration risk | Total revenue | Customer B
Risks and concentration
Concentration risk, percentage		33.00%
Customer concentration risk | Total revenue | Customer C
Risks and concentration
Concentration risk, percentage		22.00%	18.00%
Customer concentration risk | Total revenue | Customer D
Risks and concentration
Concentration risk, percentage		16.00%
Customer concentration risk | Total revenue | Customer E
Risks and concentration
Concentration risk, percentage	14.00%